Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness - Mar. 31, 2022 - Fair Value Hedging [Member] - Forward Exchange Derivative Contracts [Member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness [Line Items]
Notional		$ 15.7
Current Liabilities	₨ 12	0.2
Prepaid expenses and other current assets	₨ 1	$ 0.0